Loans payable (Details Textuals 6) (USD $)	6 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Loan payable	$ 322,187,396		$ 317,949,125
Crane financing contract
Debt Instrument [Line Items]
Loan payable	36,183	[1]	62,242	[1]
Debt Instrument, Frequency of Periodic Payment	60 blended monthly payments
Debt instrument, monthly payments	4,638
Effective interest rate during the period	6.82%
Vehicle financing
Debt Instrument [Line Items]
Loan payable	45,378	[2]	51,441	[2]
Debt Instrument, Frequency of Periodic Payment	48 blended monthly payments
Debt instrument, monthly payments	$ 1,297
Effective interest rate during the period	5.49%

[1]	The Wells Fargo Equipment Finance contract balance of $36,183 as at June 30, 2012 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.
[2]	The Company financed the purchase of a vehicle, the contract balance was $45,378 as at June 30, 2012 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.